Share Capital - Schedule of Issued and Fully Paid Share Capital (Parenthetical) (Details)	Sep. 30, 2023 $ / shares	Sep. 30, 2022 £ / shares
Ordinary Shares
Disclosure of share capital [line items]
Par value per share | (per share)	$ 0.0001	£ 0.00001